(12) Other Assets (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Details
Other Assets, Noncurrent	$ 3,516,650	$ 170,172
Cash deposited in escrow to secure international bond	$ 3,346,622